Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000225291 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225291 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225291 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225291 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225291 | 351858105 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225291 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225291 | BNDPYV1 | Eurofins Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 6804820 | Shimano, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225291 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225291 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225291 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225291 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225291 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225291 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225291 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225291 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225291 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225291 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225291 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225291 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000225291 | United States
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000225291 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	73.70%
C000225291 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225291 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	19.80%
C000225292 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225292 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225292 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225292 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225292 | 351858105 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225292 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225292 | BNDPYV1 | Eurofins Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 6804820 | Shimano, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225292 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225292 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225292 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225292 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225292 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225292 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225292 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225292 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225292 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225292 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225292 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225292 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000225292 | United States
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000225292 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	73.70%
C000225292 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225292 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	19.80%
C000225290 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225290 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225290 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225290 | 6267359 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225290 | 351858105 | Franco-Nevada Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225290 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225290 | BNDPYV1 | Eurofins Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 6804820 | Shimano, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225290 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225290 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225290 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225290 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225290 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225290 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225290 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225290 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225290 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225290 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225290 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225290 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000225290 | United States
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000225290 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	73.70%
C000225290 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225290 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	19.80%